Consolidated Statements Of Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends	$ 1.64	$ 1.60	$ 1.38
Tax effect of pension and postretirement	$ (318)	$ 19	$ 47
Cash flow hedges, Tax	$ 10	$ (50)	$ 60